                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                 811-2715

Exact name of registrant as specified in charter:   Delaware Group State Tax
                                                    Free Income Trust

Address of principal executive offices:             2005 Market Street
                                                    Philadelphia, PA 19103

Name and address of agent for service:              Richelle S. Maestro, Esq.
                                                    2005 Market Street
                                                    Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end:                            February 28

Date of reporting period:                           August 31, 2004

Item 1. Reports to Stockholders

        Delaware Tax-Free Pennsylvania Fund Semiannual Shareholder Report

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME

SEMIANNUAL REPORT AUGUST 31, 2004
--------------------------------------------------------------------------------
                  DELAWARE TAX-FREE PENNSYLVANIA FUND



[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR ALLOCATION                                               2
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       3

  Statement of Operations                                       7

  Statements of Changes in Net Assets                           8

  Financial Highlights                                          9

  Notes to Financial Statements                                12
-----------------------------------------------------------------










    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

DISCLOSURE                       For the Period March 1, 2004 to August 31, 2004
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2004 to August 31, 2004.

ACTUAL EXPENSES
The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE TAX-FREE PENNSYLVANIA FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                               Expenses
                                                           Beginning   Ending                 Paid During
                                                            Account    Account    Annualized    Period*
                                                             Value      Value       Expense    3/1/04 to
                                                             3/1/04    8/31/04       Ratio      8/31/04
--------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,002.00      0.92%       4.63
Class B                                                    $1,000.00     $998.10      1.70%       8.54
Class C                                                    $1,000.00     $998.10      1.70%       8.54
--------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,020.32      0.92%       4.68
Class B                                                    $1,000.00   $1,016.35      1.70%       8.65
Class C                                                    $1,000.00   $1,016.35      1.70%       8.65
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

SECTOR ALLOCATION                                          As of August 31, 2004
  DELAWARE TAX-FREE PENNSYLVANIA FUND


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart, which presents portfolio holdings as a percent of total net assets, is provided in compliance with such requirement.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-----------------------------------------------------------------------
MUNICIPAL BONDS                                                98.91%
-----------------------------------------------------------------------
Airport Revenue Bonds                                           2.35%
Continuing Care/Retirement Revenue Bonds                        2.83%
Corporate Backed Revenue Bonds                                  4.81%
Escrowed to Maturity Bonds                                      6.85%
Higher Education Revenue Bonds                                 13.38%
Hospital Revenue Bonds                                         15.66%
Investor Owned Utilities Revenue Bonds                         13.69%
Miscellaneous Revenue Bonds                                     8.95%
Municipal Lease Revenue Bonds                                   1.43%
Parking Revenue Bonds                                           0.73%
Political Subdivision General Obligation Bonds                  0.32%
Ports & Harbors Revenue Bonds                                   1.73%
Pre-Refunded Bonds                                              7.90%
School District General Obligation Bonds                        2.40%
School District Revenue Bonds                                   0.81%
Single Family Housing Revenue Bonds                             3.41%
Tax Increment/Special Assessment Bonds                          0.61%
Territorial Revenue Bonds                                       4.97%
Transportation Revenue Bonds                                    0.80%
Turnpike/Toll Road Revenue Bonds                                1.78%
Waste Disposal Revenue Bonds                                    0.36%
Water & Sewer Revenue Bonds                                     3.14%
-----------------------------------------------------------------------
TOTAL MARKET VALUE                                             98.91%
-----------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.09%
-----------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
-----------------------------------------------------------------------

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS                               August 31, 2004 (Unaudited)

                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS - 98.91%
Airport Revenue Bonds - 2.35%
  Allegheny County Airport Revenue
    (Pittsburgh International
    Airport Project) Series A
    5.75% 1/1/14 (MBIA) (AMT)                          $ 6,910,000   $ 7,721,027
  Lehigh Northampton Airport
    Authority Revenue (Lehigh
    Valley Airport Project) Series A
    6.00% 5/15/25 (MBIA) (AMT)                           1,525,000     1,690,752
    6.00% 5/15/30 (MBIA) (AMT)                           2,700,000     2,970,972
  Philadelphia Authority for Industrial
    Development Revenue (Sub-Air
    Cargo Project) Series A
    7.50% 1/1/25 (AMT)                                   2,500,000     2,528,100
                                                                     -----------
                                                                      14,910,851
                                                                     -----------
Continuing Care/Retirement Revenue Bonds - 2.83%
  Allegheny County Residential Finance
    Authority Health Care Facilities
    Revenue (Lemington Home for
    Aged Project) Series A
    5.75% 5/20/37                                          995,000     1,041,894
  Bucks County Industrial Development
    Authority Multi-Family County-
    Guaranteed (New Hope Manor
    Project) Series A
    5.40% 3/1/22                                         1,265,000     1,324,202
    5.50% 3/1/41                                         5,340,000     5,512,001
 +Delaware County Authority Revenue
    (Main Line & Haverford Nursing
    and Rehabilitation Center Project)
    9.00% 8/1/22                                         1,865,000     1,132,018
  Lancaster County Hospital Authority
    Revenue Health Center (Willow
    Valley Retirement Project)
    5.875% 6/1/31                                        2,100,000     2,176,188
  Lancaster Authority for Industrial
    Development Authority Revenue
    (Garden Spot Village Project)
    Series A 7.625% 5/1/31                               1,650,000     1,702,899
  Philadelphia Authority for Industrial
    Development Revenue (Stapeley
    Hall Germantown Continuing Care
    Community Project)
    6.60% 1/1/16                                         5,250,000     5,063,100
                                                                     -----------
                                                                      17,952,302
                                                                     -----------
Corporate-Backed Revenue Bonds - 4.81%
  Allegheny County Industrial
    Development Authority
    Environmental Improvement
    Revenue Refunding
    (USX Corp. Project)
    5.50% 12/1/29                                       13,000,000    13,066,950
  Beaver County Industrial Development
    Authority Pollution Control
    Revenue Refunding
    (Atlantic Richfield Co. Project)
    5.95% 7/1/21                                         5,100,000     5,323,380

                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Corporate-Backed Revenue Bonds (continued)
 ^Bucks County Industrial Development
    Authority Environmental
    Improvement Revenue
    (USX Corp. Project)
    5.40% 11/1/17                                      $ 2,250,000   $ 2,480,288
  Pennsylvania Economic Development
    Financing Authority Solid Waste
    Disposal Revenue
    (Proctor & Gamble Paper Project)
    5.375% 3/1/31 (AMT)                                  9,200,000     9,679,872
                                                                     -----------
                                                                      30,550,490
                                                                     -----------
Escrowed to Maturity Bonds - 6.85%
  Delaware County Authority
    Revenue Health Facilities
    (Mercy Health Corp. Project)
    6.00% 12/15/26                                       3,500,000     3,837,925
  New Morgan Guaranteed Revenue
    8.00% 11/1/05                                        2,590,000     2,694,791
  Pennsylvania State Higher Educational
    Facilities Authority College &
    University Revenue
    (University of the Arts Project)
    5.20% 3/15/25 (RADIAN)                               4,490,000     4,911,521
  Philadelphia Authority for Industrial
    Development Commercial Revenue
    (Girard Estates Facilities Leasing Project)
    5.00% 5/15/27                                        4,500,000     4,537,575
  Philadelphia Hospitals & Higher
    Education Facilities Authority
    Hospital Revenue (Presbyterian
    Medical Center Project)
    6.65% 12/1/19                                       13,000,000    16,248,310
  Pittsburgh Water & Sewer Authority
    Revenue Refunding
    7.25% 9/1/14 (FGIC)                                  9,000,000    10,945,530
  Pottsville School District
    9.375% 5/1/06 (AMBAC)                                  330,000       353,691
                                                                     -----------
                                                                      43,529,343
                                                                     -----------
Higher Education Revenue Bonds - 13.38%
  Allegheny County Higher Education
    Building Authority Revenue
    (Carnegie Mellon University
    Project) 5.25% 3/1/32                                1,900,000     1,951,870
    (Chatham College Project)
    Series A 5.85% 3/1/22                                  650,000       679,452
    Series A 5.95% 3/1/32                                1,000,000     1,028,840
    Series B 5.75% 11/15/35                              5,000,000     5,185,050
  Delaware County Authority College
    Revenue (Eastern College Project)
    Series B 5.50% 10/1/19                               4,175,000     4,257,164
    5.50% 10/1/24                                        2,850,000     2,858,607
    (Haverford College Project)
    5.75% 11/15/29                                       1,875,000     2,057,344

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds (continued)
  Indiana County Industrial Development
    Authority Revenue (Indiana University
    Student Co-op Association, Inc. Project)
    Series A
    5.875% 11/1/24 (AMBAC)                            $ 1,000,000    $ 1,065,140
    5.875% 11/1/29 (AMBAC)                              1,000,000      1,064,060
  Lehigh County General Purpose
    Authority Revenue
    (Desales University Project)
    5.125% 12/15/23 (RADIAN)                            5,000,000      5,147,600
  Lycoming County Authority College
    Revenue (Pennsylvania College of
    Technology Project)
    5.375% 7/1/30 (AMBAC)                               5,000,000      5,225,850
  Montgomery County Higher Education &
    Health Authority Revenue
    (Arcadia University Project)
    5.85% 4/1/21 (Connie Lee)                           5,465,000      5,880,176
  Pennsylvania State Higher Educational
    Facilities Authority College &
    University Revenue (Drexel
    University Project) 6.00% 5/1/29                    3,000,000      3,182,130
    Series A 5.20% 5/1/29                               1,500,000      1,526,250
    Series A 5.20% 5/1/32                               1,000,000      1,016,620
    (Lafayette College Project)
    6.00% 5/1/30                                        2,500,000      2,818,600
    (Philadelphia University Project)
    6.00% 6/1/29 (RADIAN)                               1,800,000      1,959,066
    (Thomas Jefferson University Project)
    5.00% 1/1/29                                        5,000,000      5,054,000
    (University of Pennsylvania Project)
    Series B 5.90% 9/1/15                               4,205,000      4,372,569
    (Ursinus College Project)
    5.125% 1/1/33 (RADIAN)                              2,000,000      2,027,520
  Pennsylvania State Public School
    Authority (Lehigh Career &
    Technical Institute Project)
    5.125% 10/1/28 (FGIC)                               2,800,000      2,892,932
  Philadelphia Redevelopment
    Authority Revenue
    (Beech Student Housing
    Complex Project)
    5.50% 7/1/35 (ACA)                                  1,500,000      1,518,630
    5.625% 7/1/28 (ACA)                                 1,000,000      1,026,350
  Philadelphia Hospitals & Higher
    Educational Facilities Authority
    College Revenue
    (Chestnut Hill College Project)
    6.00% 10/1/29                                       4,360,000      4,334,538
  Swarthmore Borough Authority
    College Revenue
    (Swarthmore College Project)
    5.00% 9/15/31                                      15,000,000     15,190,500
  West Cornwall Township Municipal
    Authority College Revenue
    (Elizabethtown College Project)
    6.00% 12/15/27                                      1,615,000      1,660,365
                                                                     -----------
                                                                      84,981,223
                                                                     -----------

                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Hospital Revenue Bonds - 15.66%
  Allegheny County Hospital Development
    Authority Revenue Health Center
    (UPMC Health Systems Project)                      $ 5,745,000   $ 6,851,659
    Series B 6.00% 7/1/23 (MBIA)
    6.00% 7/1/26 (MBIA)                                  2,750,000     3,236,668
  Berks County Municipal Authority
    Revenue (Health Care Reading
    Hospital Pooled Financing Project)
    5.00% 3/1/28                                        11,750,000    11,834,130
  Chester County Health & Educational
    Facilities Authority Health System
    Revenue (Jefferson Health Systems
    Project) Series B 5.375% 5/15/27                    14,270,000    14,528,144
  Lancaster County Hospital Revenue
    (General Hospital Project)
    5.50% 3/15/26                                        3,000,000     3,049,680
  Monroe County Hospital Authority
    Revenue (Pocono Medical
    Center Project) 6.00% 1/1/43                         6,710,000     6,860,841
  Montgomery County Higher Education &
    Health Authority Hospital Revenue
    (Abington Memorial Hospital Project)
    Series A 5.125% 6/1/32                               4,600,000     4,579,392
  Mount Lebanon Hospital Authority
    (St. Clair Memorial Hospital Project)
    Series A 5.625% 7/1/32                               4,500,000     4,590,945
  Pennsylvania Economic Development
    Financing Authority Revenue
    (Dr. Gertrude A. Barber Center, Inc.
    Project) 5.90% 12/1/30 (RADIAN)                      2,250,000     2,407,883
  Pennsylvania State Higher Educational
    Facilities Authority Revenue
    (UPMC Health Systems Project)
    Series A 6.00% 1/15/31                              10,000,000    10,556,000
    (Jeanes Health System Project)
    6.85% 7/1/22                                        10,000,000    10,055,700
  Southcentral General Authority Revenue
    (Wellspan Health Obligated Project)
    5.625% 5/15/26                                      20,000,000    20,952,399
                                                                     -----------
                                                                      99,503,441
                                                                     -----------
Investor Owned Utilities Revenue Bonds - 13.69%
  Beaver County Industrial Development
    Authority Pollution Control Revenue
    Refunding (Cleveland Electric
    Illuminating Project) 7.625% 5/1/25                  8,500,000     8,957,725
    Series A 7.75% 7/15/25                              10,000,000    10,652,700
  Cambria County Industrial Development
    Authority Pollution Control Revenue
    (Pennsylvania Electric Co. Project)
    Series A 5.80% 11/1/20 (MBIA)                        4,000,000     4,243,160
    Series B 6.05% 11/1/25 (AMT) (MBIA)                  9,700,000    10,301,400
  Carbon County Industrial Development
    Authority Refunding
    (Panther Creek Partners Project)
    6.65% 5/1/10 (AMT)                                   8,655,000     9,366,008
 ^Delaware County Industrial Development
    Authority Pollution Control Revenue
    Refunding (PECO Energy Co. Project)
    Series A 5.20% 4/1/21                               15,500,000    15,537,975

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Investor Owned Utilities Revenue Bonds (continued)
  Indiana County Industrial Development
    Authority Pollution Control Revenue
    Refunding (PSE&G Power Project)
    5.85% 6/1/27 (AMT)                                 $ 3,000,000   $ 3,037,470
  Lehigh County Industrial Development
    Authority Pollution Control Revenue
    Refunding (Pennsylvania Power &
    Light Co. Project) Series B
    6.40% 9/1/29 (MBIA)                                 15,000,000    15,354,150
 ^Montgomery County Industrial
    Development Authority Pollution
    Control Revenue (PECO Energy Co.
    Project) Series A 5.20% 10/1/30                      9,500,000     9,523,275
                                                                     -----------
                                                                      86,973,863
                                                                     -----------
Miscellaneous Revenue Bonds - 8.95%
**First Albany Corp. Municipal Trusts
    Inverse Floater
    6.13% 12/15/14 (AMBAC)                              46,500,000    54,961,140
++Philadelphia Gas Works Revenue
    Capital Appreciation Series C
    6.54% 1/1/12 (AMBAC)                                 2,500,000     1,895,575
                                                                     -----------
                                                                      56,856,715
                                                                     -----------
Municipal Lease Revenue Bonds - 1.43%
  Dauphin County General Authority
    Office & Parking (Forum Place
    Project) Series A 6.00% 1/15/25                      9,210,000     4,365,540
  Philadelphia Authority for Industrial
    Development Lease Revenue
    Series B 5.25% 10/1/30 (FSA)                         4,510,000     4,691,933
                                                                     -----------
                                                                       9,057,473
                                                                     -----------
Parking Revenue Bonds - 0.73%
  Pennsylvania Economic Development
    Financing Authority Revenue
    (30th Street Station Garage Project)
    5.875% 6/1/33 (ACA)                                  4,500,000     4,649,625
                                                                     -----------
                                                                       4,649,625
                                                                     -----------
Political Subdivision General Obligation Bonds - 0.32%
  Lancaster County Series A
    5.00% 11/1/27 (FGIC)                                 2,000,000     2,042,260
                                                                     -----------
                                                                       2,042,260
                                                                     -----------
Ports & Harbors Revenue Bonds - 1.73%
  Delaware River Port Authority
    (Pennsylvania and New Jersey
    Port District Project) Series B
    5.70% 1/1/21 (FSA)                                   8,560,000     9,516,922
  Erie Western Pennsylvania Port
    Authority General Revenue Refunding
    6.25% 6/15/10 (AMT)                                  1,365,000     1,464,236
                                                                     -----------
                                                                      10,981,158
                                                                     -----------
*Pre-Refunded Bonds - 7.90%
  Abington School District
    6.00% 5/15/26-06 (FGIC)                              6,000,000     6,429,600
  Chester Refunding (Guaranteed
    Host Community Project)
    7.25% 12/1/05-05                                     1,785,000     1,903,149

                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
*Pre-Refunded Bonds (continued)
  Dauphin County General Authority
    College Revenue
    (Holy Family College Project)
    7.50% 12/1/19-04                                   $ 3,025,000   $ 3,070,980
  Harrisburg Authority Office &
    Parking Revenue Series A
    6.00% 5/1/19-08                                      7,500,000     8,446,200
  Norwin School District
    6.00% 4/1/30-10 (FGIC)                               2,000,000     2,320,220
  Pennsylvania State Higher Education
    Assistance Agency
    Capital Acquisition
    5.875% 12/15/30-10 (MBIA)                            7,385,000     8,592,817
  Pennsylvania State Higher Educational
    Facilities Authority College &
    University Revenue
    (Ursinus College Project)
    5.90% 1/1/27-07                                      1,000,000     1,106,690
  Pennsylvania State Higher Educational
    Facilities Authority Revenue
    Series M 5.75% 6/15/20-05 (AMBAC)                   17,730,000    18,325,905
                                                                     -----------
                                                                      50,195,561
                                                                     -----------
School District General Obligation Bonds - 2.40%
  Canon McMillan School District
    Series B 5.25% 12/1/34 (FGIC)                        3,580,000     3,731,255
  Greater Johnstown School District
    Refunding Series C
    5.125% 8/1/25 (MBIA)                                 7,500,000     7,796,400
  McGuffey School District
    5.125% 8/1/31 (FGIC)                                 2,000,000     2,050,220
  Nazareth Area School District
    Series A 5.00% 2/15/30 (FSA)                         1,645,000     1,667,076
                                                                     -----------
                                                                      15,244,951
                                                                     -----------
School Districts Revenue Bonds - 0.81%
  Pennsylvania Economic Development
    Financing Authority School Revenue
    (Germantown Friends School Project)
    5.35% 8/15/31                                        2,820,000     2,899,975
  Pennsylvania State Public School
    Building Authority (Lehigh Career &
    Technical Institute Project)
    5.25% 10/1/32 (FGIC)                                 2,140,000     2,236,257
                                                                     -----------
                                                                       5,136,232
                                                                     -----------
Single Family Housing Revenue Bonds - 3.41%
  Allegheny County Residential Finance
    Authority Mortgage Revenue
    Single Family
    Series II-2 5.90% 11/1/32 (AMT)                        975,000     1,018,524
    Series KK-2 5.40% 5/1/26 (AMT)                       2,740,000     2,816,254
  Pennsylvania Housing Finance Agency
    Single Family Mortgage
    Series 66A 5.65% 4/1/29 (AMT)                        3,875,000     3,962,149
    Series 70A 5.90% 4/1/31 (AMT)                        8,250,000     8,542,957
    Series 72A 5.35% 10/1/31 (AMT)                       5,190,000     5,293,022
                                                                     -----------
                                                                      21,632,906
                                                                     -----------

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS (CONTINUED)

                                                         Principal     Market
                                                          Amount       Value
MUNICIPAL BONDS (continued)
Tax Increment/Special Assessment Bonds - 0.61%
  Allegheny County Redevelopment
    Authority (Waterfront Project)
    Series B
    6.00% 12/15/10                                      $ 1,000,000  $ 1,123,460
    6.40% 12/15/18                                        2,500,000    2,751,125
                                                                     -----------
                                                                       3,874,585
                                                                     -----------
Territorial Revenue Bonds - 4.97%
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority Revenue
    Series E 5.50% 7/1/19 (FSA)                           1,450,000    1,699,502
    Series G 5.00% 7/1/33                                 3,000,000    3,031,830
    Series G 5.00% 7/1/42                                 6,700,000    6,713,802
    Series J 5.00% 7/1/34                                 3,550,000    3,589,654
  Puerto Rico Public Buildings
    Authority Revenue Series I
    5.25% 7/1/33                                         16,000,000   16,558,079
                                                                     -----------
                                                                      31,592,867
                                                                     -----------
Transportation Revenue Bonds - 0.80%
  Pennsylvania Economic Development
    Financing Authority Facilities
    Revenue (Amtrak Project)
    Series A 6.375% 11/1/41 (AMT)                         5,000,000    5,101,650
                                                                     -----------
                                                                       5,101,650
                                                                     -----------
Turnpike/Toll Road Revenue Bonds - 1.78%
  Delaware River Toll Bridge
    5.00% 7/1/28                                          3,000,000    3,037,860
  Pennsylvania State Turnpike Commission
    Series A 5.00% 12/1/34 (AMBAC)                        3,000,000    3,063,990
    Series F 5.00% 7/15/31 (AMBAC)                        1,000,000    1,018,960
    Series F 5.00% 7/15/41 (AMBAC)                        1,600,000    1,618,768
    Series R 5.00% 12/1/30 (AMBAC)                        2,500,000    2,550,850
                                                                     -----------
                                                                      11,290,428
                                                                     -----------
Waste Disposal Revenue Bonds - 0.36%
  Chester Resource Recovery
    (Guaranteed Host Community Project)
    7.25% 12/1/05                                         2,230,000    2,272,861
                                                                     -----------
                                                                       2,272,861
                                                                     -----------
Water & Sewer Revenue Bonds - 3.14%
  Dauphin County Industrial
    Development Authority Water
    Development Revenue Refunding
    (Dauphin Consolidated Water
    Supply Project) Series B
    6.70% 6/1/17                                          1,750,000    2,175,793
  Delaware County Industrial
    Development Authority Water
    Facilities Revenue (Philadelphia
    Suburban Water Project)
    6.00% 6/1/29 (FGIC) (AMT)                             3,000,000    3,317,250
  Erie Water Authority Water Revenue
    Series A 5.125% 12/1/25 (MBIA)                        4,000,000    4,154,920
  Pittsburgh Water & Sewer Authority
    Revenue First Lien
    5.125% 12/1/31 (AMBAC)                               10,000,000   10,272,000
                                                                     -----------
                                                                      19,919,963
                                                                     -----------

TOTAL MUNICIPAL BONDS
  (cost $587,404,002)                                              $628,250,748
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES - 98.91%
  (cost $587,404,002)                                               628,250,748
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.09%                                          6,928,809
                                                                   ------------
NET ASSETS APPLICABLE TO 78,610,568
  SHARES OUTSTANDING - 100.00%                                     $635,179,557
                                                                   ============

Net Asset Value - Delaware Tax-Free Pennsylvania Fund
  Class A ($602,437,545 / 74,558,332 Shares)                              $8.08
                                                                          -----
Net Asset Value - Delaware Tax-Free Pennsylvania Fund
  Class B ($26,140,079 / 3,235,210 Shares)                                $8.08
                                                                          -----
Net Asset Value - Delaware Tax-Free Pennsylvania Fund
  Class C ($6,601,933 / 817,026 Shares)                                   $8.08
                                                                          -----

COMPONENTS OF NET ASSETS AT AUGUST 31, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $618,033,775
Accumulated net realized loss on investments                        (23,700,964)
Net unrealized appreciation of investments                           40,846,746
                                                                   ------------
Total net assets                                                   $635,179,557
                                                                   ============

 *For Pre-refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

**An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of August 31, 2004.

 +Non-income producing security. Security is currently in default.

++Zero coupon bond. The interest rate shown is the yield at the time of purchase.

 ^Variable rate notes. The interest rate shown is the rate as of August 31, 2004.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by the Radian Asset Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
DELAWARE TAX-FREE PENNSYLVANIA FUND
Net asset value Class A (A)                                               $8.08
Sales charge (4.50% of offering price,
or 4.70% of amount invested per share) (B)                                 0.38
                                                                          -----
Offering price                                                            $8.46
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying note

STATEMENT                           DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF OPERATIONS                     Six Months Ended August 31, 2004 (Unaudited)

INVESTMENT INCOME:
  Interest                                                         $ 17,589,675
                                                                   ------------

EXPENSES:
  Management fees                                                     1,736,579
  Distribution expenses - Class A                                       799,071
  Distribution expenses - Class B                                       136,636
  Distribution expenses - Class C                                        31,772
  Dividend disbursing and transfer agent fees and expenses              195,880
  Accounting and administration expenses                                141,408
  Reports and statements to shareholders                                 70,982
  Custodian fees                                                         32,167
  Legal and professional fees                                            26,775
  Trustees' fees                                                         20,180
  Registration fees                                                      19,086
  Pricing fees                                                            3,309
  Other                                                                   8,593
                                                                   ------------
                                                                      3,222,438
  Less waived distribution expenses - Class A                          (121,954)
  Less expenses paid indirectly                                         (12,171)
                                                                   ------------
  Total expenses                                                      3,088,313
                                                                   ------------
NET INVESTMENT INCOME                                                14,501,362
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                     (293,017)
  Net change in unrealized appreciation/depreciation of
    investments                                                     (13,834,583)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                     (14,127,600)
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    373,762
                                                                   ============

See accompanying notes

STATEMENTS                                   DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF CHANGES IN NET ASSETS

                                                                                                  Six Months          Year
                                                                                                    Ended             Ended
                                                                                                   8/31/04           2/29/04
                                                                                                 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                          $ 14,501,362     $ 30,500,660
  Net realized gain (loss) on investments                                                            (293,017)       2,688,989
  Net change in unrealized appreciation/depreciation of investments                               (13,834,583)       5,759,399
                                                                                                 ------------     ------------
  Net increase in net assets resulting from operations                                                373,762       38,949,048
                                                                                                 ------------     ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                                                       (13,870,220)     (29,176,006)
    Class B                                                                                          (511,945)      (1,173,099)
    Class C                                                                                          (119,197)        (212,714)
                                                                                                 ------------     ------------
                                                                                                  (14,501,362)     (30,561,819)
                                                                                                 ------------     ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                                                        10,500,086       22,693,886
    Class B                                                                                           378,883        1,716,243
    Class C                                                                                           890,380        1,517,470

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                         7,873,313       16,900,046
    Class B                                                                                           256,739          596,011
    Class C                                                                                            87,932          146,911
                                                                                                 ------------     ------------
                                                                                                   19,987,333       43,570,567
                                                                                                 ------------     ------------
  Cost of shares repurchased:
    Class A                                                                                       (40,878,100)     (78,240,248)
    Class B                                                                                        (3,460,854)      (8,024,352)
    Class C                                                                                          (325,421)        (862,142)
                                                                                                 ------------     ------------
                                                                                                  (44,664,375)     (87,126,742)
                                                                                                 ------------     ------------
Decrease in net assets derived from capital share transactions                                    (24,677,042)     (43,556,175)
                                                                                                 ------------     ------------
NET DECREASE IN NET ASSETS                                                                        (38,804,642)     (35,168,946)

NET ASSETS:
  Beginning of period                                                                             673,984,199      709,153,145
                                                                                                 ------------     ------------
  End of period (there is no undistributed net investment income at each period end)             $635,179,557     $673,984,199
                                                                                                 ============     ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           DELAWARE TAX-FREE PENNSYLVANIA FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             8/31/04(1)   2/29/04      2/28/03     2/28/02      2/28/01     2/29/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.250      $8.140       $7.950      $7.820       $7.460      $8.290

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.183       0.365        0.374       0.387        0.402       0.410
Net realized and unrealized gain (loss) on investments         (0.170)      0.110        0.189       0.130        0.360      (0.830)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                                0.013       0.475        0.563       0.517        0.762      (0.420)
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.183)     (0.365)      (0.373)     (0.387)      (0.402)     (0.410)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.183)     (0.365)      (0.373)     (0.387)      (0.402)     (0.410)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.080      $8.250       $8.140      $7.950       $7.820      $7.460
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                 0.20%       6.00%        7.29%       6.78%       10.47%      (5.18%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $602,438    $638,325     $669,042    $682,030     $695,329    $716,646
Ratio of expenses to average net assets                         0.92%       0.90%        0.92%       0.89%        0.92%       0.92%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                       0.96%       0.94%        0.92%       0.89%        0.92%       0.92%
Ratio of net investment income to average net assets            4.53%       4.47%        4.69%       4.92%        5.26%       5.21%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly            4.57%       4.43%        4.69%       4.92%        5.26%       5.21%
Portfolio turnover                                                15%         12%          18%         38%          23%         38%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           DELAWARE TAX-FREE PENNSYLVANIA FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             8/31/04(1)   2/29/04      2/28/03     2/28/02      2/28/01     2/29/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.250      $8.140       $7.950      $7.820       $7.460      $8.290

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.151       0.301        0.312       0.324        0.341       0.347
Net realized and unrealized gain (loss) on investments         (0.170)      0.110        0.189       0.130        0.360      (0.830)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                               (0.019)      0.411        0.501       0.454        0.701      (0.483)
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.151)     (0.301)      (0.311)     (0.324)      (0.341)     (0.347)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.151)     (0.301)      (0.311)     (0.324)      (0.341)     (0.347)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.080      $8.250       $8.140      $7.950       $7.820      $7.460
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                (0.19%)      5.17%        6.46%       5.93%        9.59%      (5.94%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $26,140     $29,589      $34,914     $37,533      $36,350     $37,390
Ratio of expenses to average net assets                         1.70%       1.68%        1.70%       1.69%        1.72%       1.72%
Ratio of net investment income to average net assets            3.75%       3.69%        3.91%       4.12%        4.46%       4.41%
Portfolio turnover                                                15%         12%          18%         38%          23%         38%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           DELAWARE TAX-FREE PENNSYLVANIA FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             8/31/04(1)   2/29/04      2/28/03     2/28/02      2/28/01     2/29/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.250      $8.140       $7.950      $7.820       $7.460      $8.290

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.151       0.301        0.312       0.324        0.340       0.347
Net realized and unrealized gain (loss) on investments         (0.170)      0.110        0.189       0.130        0.360      (0.830)
                                                               ------      ------       ------      ------       ------      ------
Total from investment operations                               (0.019)      0.411        0.501       0.454        0.700      (0.483)
                                                               ------      ------       ------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.151)     (0.301)      (0.311)     (0.324)      (0.340)     (0.347)
                                                               ------      ------       ------      ------       ------      ------
Total dividends and distributions                              (0.151)     (0.301)      (0.311)     (0.324)      (0.340)     (0.347)
                                                               ------      ------       ------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                 $8.080      $8.250       $8.140      $7.950       $7.820      $7.460
                                                               ======      ======       ======      ======       ======      ======

TOTAL RETURN(2)                                                (0.19%)      5.17%        6.46%       5.93%        9.58%      (5.94%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,602      $6,070       $5,197      $4,512       $3,898      $3,909
Ratio of expenses to average net assets                         1.70%       1.68%        1.70%       1.69%        1.72%       1.72%
Ratio of net investment income to average net assets            3.75%       3.69%        3.91%       4.12%        4.46%       4.41%
Portfolio turnover                                                15%         12%          18%         38%          23%         38%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

NOTES                                        DELAWARE TAX-FREE PENNSYLVANIA FUND
  TO FINANCIAL STATEMENTS                    August 31, 2004 (Unaudited)


Delaware Group State Tax-Free Income Trust (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Pennsylvania Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the six months ended August 31, 2004 were approximately $12,171. The expenses paid under the above arrangement is included in "custodian fees" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on the average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

At August 31, 2004, the Fund had liabilities payable to affiliates as follows:

  Investment management fee payable to DMC                   $289,368
  Dividend disbursing, transfer agent,
    accounting and administrative fees, and
    other expenses payable to DSC                             $49,254
  Other expenses payable to DMC and affiliates*              $151,250

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal, and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal service expenses, including in-house legal services provided to the Fund by DMC employees. For the six months ended August 31, 2004, the Delaware Tax-Free Pennsylvania Fund had costs of $8,493.

For the six months ended August 31, 2004, DDLP earned $23,594 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended August 31, 2004, the Fund made purchases of $25,457,639 and sales of $50,283,309 of investment securities other than short-term investments.

At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the cost of investments was $592,099,812. At August 31, 2004, the net unrealized appreciation was $36,150,936 of which $41,224,637 related to unrealized appreciation of investments and $5,073,701 related to unrealized depreciation of investments.

NOTES                                        DELAWARE TAX-FREE PENNSYLVANIA FUND
  TO FINANCIAL STATEMENTS (CONTINUED)


4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended August 31, 2004 and the year ended February 29, 2004 was as follows:

                                                     8/31/04         2/29/04
                                                   -----------     -----------
  Tax-exempt income                                $14,501,362     $30,561,819

*Tax information for the six months ended August 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of August 31, 2004, the estimated components of net assets on a tax basis were as follows:

  Shares of beneficial interest                        $618,033,775
  Capital loss carryforwards                            (19,005,154)
  Unrealized appreciation of investments                 36,150,936
                                                       ------------
  Net assets                                           $635,179,557
                                                       ============

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

At February 29, 2004, for federal income tax purposes, the Fund had capital loss carryforwards of $18,712,137 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$9,227,179 expires in 2008, $8,323,306 expires in 2009, and $1,161,652 expires in 2010.

For the six months ended August 31, 2004, the Fund had capital losses of $293,017 which may be added to the capital loss carryforwards.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                      Six Months        Year
                                                        Ended           Ended
                                                       8/31/04         2/29/04
Shares sold:
  Class A                                             1,311,206       2,782,740
  Class B                                                47,368         211,221
  Class C                                               111,113         186,731

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                               983,925       2,080,106
  Class B                                                32,085          73,362
  Class C                                                10,994          18,079
                                                     ----------     -----------
                                                      2,496,691       5,352,239
                                                     ----------     -----------
Shares repurchased:
  Class A                                            (5,114,460)     (9,648,248)
  Class B                                              (431,093)       (985,491)
  Class C                                               (40,841)       (107,300)
                                                     ----------     -----------
                                                     (5,586,394)    (10,741,039)
                                                     ----------     -----------
Net decrease                                         (3,089,703)     (5,388,800)
                                                     ==========     ===========

For the six months ended August 31, 2004 and the year ended February 29, 2004, 257,898 Class B shares were converted to 257,898 Class A shares valued at $2,071,440 and 238,898 Class B shares were converted to 238,898 Class A shares valued at $1,933,320, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of August 31, 2004, or at any time during the period.

7. CREDIT AND MARKET RISKS
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                          AFFILIATED OFFICERS                       CONTACT INFORMATION
JUDE T. DRISCOLL                           JOSEPH H. HASTINGS                        INVESTMENT MANAGER
Chairman                                   Executive Vice President and              Delaware Management Company
Delaware Investments Family of Funds       Chief Financial Officer                   Philadelphia, PA
Philadelphia, PA                           Delaware Investments Family of Funds
                                           Philadelphia, PA                          INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                     Delaware International Advisers Ltd.
Board Chairman                             RICHELLE S. MAESTRO                       London, England
Citadel Construction Corporation           Executive Vice President,
King of Prussia, PA                        Chief Legal Officer and Secretary         NATIONAL DISTRIBUTOR
                                           Delaware Investments Family of Funds      Delaware Distributors, L.P.
JOHN H. DURHAM                             Philadelphia, PA                          Philadelphia, PA
Private Investor
Gwynedd Valley, PA                         MICHAEL P. BISHOF                         SHAREHOLDER SERVICING, DIVIDEND
                                           Senior Vice President and Treasurer       DISBURSING AND TRANSFER AGENT
JOHN A. FRY                                Delaware Investments Family of Funds      Delaware Service Company, Inc.
President                                  Philadelphia, PA                          2005 Market Street
Franklin & Marshall College                                                          Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                     FOR SHAREHOLDERS
ANTHONY D. KNERR                                                                     800 523-1918
Managing Director
Anthony Knerr & Associates                                                           FOR SECURITIES DEALERS AND FINANCIAL
New York, NY                                                                         INSTITUTIONS REPRESENTATIVES ONLY
                                                                                     800 362-7500
ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer                                                Web site
National Gallery of Art                                                              www.delawareinvestments.com
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(8925)                                                        Printed in the USA
SA-007 [8/04] IVES 10/04                                                   J9820

Item 2. Code of Ethics

        Not applicable.

Item 3. Audit Committee Financial Expert

        Not applicable.

Item 4. Principal Accountant Fees and Services

        Not applicable.

Item 5. Audit Committee of Listed Registrants

        Not applicable.

Item 6. Schedule of Investments

        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

        Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

        Not applicable.

Item 10. Controls and Procedures

      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

      There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

      (a)  (1)  Code of Ethics

                Not applicable.

           (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

           (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

                Not applicable.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP STATE TAX FREE INCOME TRUST


           Jude T. Driscoll
-------------------------------------
By:        Jude T. Driscoll
Title:     Chairman
Date:      November 4, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           Jude T. Driscoll
-------------------------------------
By:        Jude T. Driscoll
Title:     Chairman
Date:      November 4, 2004


           Joseph H. Hastings
-------------------------------------
By:        Joseph H. Hastings
Title:     Chief Financial Officer
Date:      November 4, 2004